Common stock (Summary of restricted stock activity) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Number of Shares	24,152
Vested, Number of Shares	0
Forfeited, Number of Shares	0
Outstanding, Number of Shares	24,152
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Granted, Weighted Average Grant Date Fair Value	$ 12.42
Vested, Weighted Average Grant Date Fair Value	$ 0
Forfeitured, Weighted Average Grant Date Fair Value	$ 0
Outstanding, Weighted Average Grant Date Fair Value	$ 12.42
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Number of Shares	253,810
Vested, Number of Shares	0
Forfeited, Number of Shares	(500)
Outstanding, Number of Shares	253,310
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Granted, Weighted Average Grant Date Fair Value	$ 24.15
Vested, Weighted Average Grant Date Fair Value	$ 0
Forfeitured, Weighted Average Grant Date Fair Value	$ 24.15
Outstanding, Weighted Average Grant Date Fair Value	$ 24.15